INVENTORIES	12 Months Ended
Sep. 30, 2021
INVENTORIES
INVENTORIES

5.           INVENTORIES

As of September 30, 2020 and 2021, inventories are comprised of work in progress of RMB13,568 and RMB 4,178, respectively. No inventories have been pledged as collateral for bank loans as of September 30, 2020 and 2021. Inventory write-offs for the years ended September 30, 2019, 2020 and 2021 were RMB5,973, RMB8,104 and RMB 7,976, respectively.